Financial Instruments and Fair Value Disclosures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances for vessels under construction	$ 10,845,000
Advances for vessels under construction - Loss	43,878,294
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances for vessels under construction	$ 10,845,000